Our capital and liquidity - Additional information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2025
Disclosure of detailed information about financial instruments [line items]
Proceeds from additional borrowings, net of issue costs		$ 16,019	$ 261	$ 1,833
Borrowings		21,931	12,442
Bridge Loan Facility
Disclosure of detailed information about financial instruments [line items]
Proceeds from additional borrowings, net of issue costs	$ 7,000
Fixed And Floating Rate SEC-Registered Debt Securities
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 9,000
Multi Currency Revolving Credit Facility Due November 2028
Disclosure of detailed information about financial instruments [line items]
Borrowings		7,500
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 742	$ 738
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Weighted average maturity period		11 years	11 years
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings		40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings		60.00%